Cover	Aug. 06, 2025
Cover [Abstract]
Entity Registrant Name	Nongfu Shop Digital New Retail Co., LTD.
Entity Central Index Key	0001284454
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 06, 2025
Entity File Number	000-56129
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	20-3626387
Entity Address Address Line 1	No. 3205-3209, South Building
Entity Address Address Line 2	No. 3, Intelligence Industrial Park
Entity Address Address Line 3	No.39 Hulan West Road, Baoshan District
Entity Address City Or Town	Shanghai
City Area Code	86
Local Phone Number	135-8568-1065
Entity Address Country	CN
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false